CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)	Class A common shares [Member] CNY (¥) shares	Class B common shares [Member] shares	Founder of a Subsidiary of a VIE [Member] CNY (¥)	Common Stock [Member] Class A common shares [Member] CNY (¥) shares	Common Stock [Member] Class B common shares [Member] USD ($) shares	Common Stock [Member] Class B common shares [Member] CNY (¥) shares	Common Stock [Member] Founder of a Subsidiary of a VIE [Member] Class A common shares [Member] CNY (¥)	Common Stock [Member] Founder of a Subsidiary of a VIE [Member] Class B common shares [Member] CNY (¥)	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] Founder of a Subsidiary of a VIE [Member] CNY (¥)	Statutory reserves [Member] CNY (¥)	Statutory reserves [Member] Founder of a Subsidiary of a VIE [Member] CNY (¥)	(Accumulated deficits)/ Retained earnings [Member] CNY (¥)	(Accumulated deficits)/ Retained earnings [Member] Founder of a Subsidiary of a VIE [Member] CNY (¥)	Accumulated other comprehensive loss [Member] CNY (¥)	Accumulated other comprehensive loss [Member] Founder of a Subsidiary of a VIE [Member] CNY (¥)	Total YY Inc.'s shareholders equity [Member] CNY (¥)	Total YY Inc.'s shareholders equity [Member] Founder of a Subsidiary of a VIE [Member] CNY (¥)	Noncontrolling Interest [Member] CNY (¥)	Noncontrolling Interest [Member] Founder of a Subsidiary of a VIE [Member] CNY (¥)
Balance at Dec. 31, 2012		¥ 1,323,285				¥ 11		¥ 60			¥ 2,648,404				¥ (1,311,767)		¥ (13,423)
Balance (in shares) at Dec. 31, 2012 | shares						179,400,000	907,833,224	907,833,224
Issuance of common shares for exercised share options		¥ 115									115
Issuance of common shares for exercised share options (in shares) | shares						4,648,420
Issuance of common shares for vested restricted shares and restricted share units						¥ 1					¥ (1)
Issuance of common shares for vested restricted shares and restricted share units (in shares) | shares						16,608,480
Class B common shares converted to Class A common shares (issued)						¥ 26
Class B common shares converted to Class A common shares (issued) (in shares) | shares						422,001,838
Class B common shares converted to Class A common shares (converted)								¥ (26)
Class B common shares converted to Class A common shares (converted) (in shares) | shares							(422,001,838)	(422,001,838)
Share-based compensation-share options		¥ 14,004									¥ 14,004
Share-based compensation - restricted shares		7,300									7,300
Share based compensation-restricted share units		¥ 95,792									¥ 95,792
Appropriation to statutory reserves													¥ 40,657		¥ (40,657)
Components of comprehensive income
Net income		¥ 477,727													¥ 477,727
Foreign currency translation adjustment, net of nil tax		(31,014)															¥ (31,014)
Balance at Dec. 31, 2013		1,887,209				¥ 38		¥ 34			¥ 2,765,614		¥ 40,657		¥ (874,697)		¥ (44,437)
Balance (in shares) at Dec. 31, 2013 | shares			622,658,738	485,831,386		622,658,738	485,831,386	485,831,386
Issuance of common shares for exercised share options		¥ 213									213
Issuance of common shares for exercised share options (in shares) | shares						5,841,660
Issuance of common shares for vested restricted shares and restricted share units						¥ 1					¥ (1)
Issuance of common shares for vested restricted shares and restricted share units (in shares) | shares						19,194,480
Class B common shares converted to Class A common shares (issued)						¥ 4
Class B common shares converted to Class A common shares (issued) (in shares) | shares						58,478,690
Class B common shares converted to Class A common shares (converted)								¥ (4)
Class B common shares converted to Class A common shares (converted) (in shares) | shares							(58,478,690)	(58,478,690)
Share-based compensation - restricted shares		¥ 3,771			¥ 143						¥ 3,771	¥ 143
Share based compensation-restricted share units		¥ 130,718									¥ 130,718
Appropriation to statutory reserves													¥ 15,812		¥ (15,812)
Components of comprehensive income
Net income		¥ 1,064,472													¥ 1,064,472
Foreign currency translation adjustment, net of nil tax		3,638															¥ 3,638
Balance at Dec. 31, 2014		3,090,164				¥ 43		¥ 30			¥ 2,900,458		¥ 56,469		¥ 173,963		¥ (40,799)		¥ 3,090,164
Balance (in shares) at Dec. 31, 2014 | shares			706,173,568	427,352,696		706,173,568	427,352,696	427,352,696
Issuance of common shares for exercised share options		¥ 245									245								¥ 245
Issuance of common shares for exercised share options (in shares) | shares						6,611,970
Issuance of common shares for vested restricted shares and restricted share units						¥ 1					¥ (1)
Issuance of common shares for vested restricted shares and restricted share units (in shares) | shares						19,498,710
Class B common shares converted to Class A common shares (issued)						¥ 3
Class B common shares converted to Class A common shares (issued) (in shares) | shares						57,794,720	57,794,720	57,794,720
Class B common shares converted to Class A common shares (converted) | $							$ (3)
Class B common shares converted to Class A common shares (converted) (in shares) | shares							(57,794,720)	(57,794,720)
Repurchase of Class A common shares		¥ (1,041,686)				¥ (4)					¥ (1,041,682)								¥ (1,041,686)
Repurchase of Class A common shares, shares | shares						(61,851,120)
Share-based compensation - restricted shares					¥ 574							¥ 574								¥ 574
Share based compensation-restricted share units		¥ 152,205									¥ 152,205								¥ 152,205
Appropriation to statutory reserves													¥ 38		¥ (38)
Set-up subsidiaries with non-controlling interest shareholders		¥ 7,798																			¥ 7,798
Components of comprehensive income
Net income	$ 159,506	1,033,243
Net income / (loss) attributable to YY Inc. and non-controlling interest shareholders		1,033,105													¥ 1,033,243				¥ 1,033,243		¥ (138)
Foreign currency translation adjustment, net of nil tax		4,414															¥ 4,414		4,414
Balance at Dec. 31, 2015	$ 500,040	¥ 3,239,159				¥ 43		¥ 27			¥ 2,011,799		¥ 56,507		¥ 1,207,168		¥ (36,385)		¥ 3,239,159		¥ 7,660
Balance (in shares) at Dec. 31, 2015 | shares			728,227,848	369,557,976		728,227,848	369,557,976	369,557,976